Property, Plant and Equipment - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019	Jun. 30, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 2,100,000	$ 900,000	$ 3,957,000	$ 1,620,000	$ 4,921,000	$ 3,181,000	$ 2,074,000
Assets held-for-sale	4,200,000		4,200,000		1,000,000
Payments to Acquire Property, Plant, and Equipment, Held-for-sale			3,121,000	0	1,022,000	0	0
Cost of goods sold
Property, Plant and Equipment [Line Items]
Depreciation and amortization	1,400,000	700,000	2,800,000	1,300,000	3,700,000	2,900,000	1,900,000
Research and development expense
Property, Plant and Equipment [Line Items]
Depreciation and amortization	600,000	$ 200,000	1,100,000	300,000	$ 1,200,000	$ 300,000	$ 200,000
SG&A expense
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 12,000		$ 22,000	$ 0